Intangible Asset (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jun. 25, 2023
Disclosure of detailed information about intangible assets [line items]
Cash payments			$ 4,540			$ 689
Purchase costs			321
Purchase of warrants			$ 15,000
Exercise price (in Dollars per share)			$ 7
Exercise period			5 years
Gross sales		$ 100,000
Ordinary share price per shares (in Dollars per share)		$ 10
Acquisition of intangible asset			$ 4,861
Amortized over period			10 years
Impairment to its intangible asset	$ 1,042				$ 1,042
Estimated useful life	8 years 8 months 12 days
Growth rate, percentage	13.80%
Long term, percentage	2.00%
Discount rate, percentage	20.60%
Depreciation expenses			183		$ 486
Intangible Asset [Member]
Disclosure of detailed information about intangible assets [line items]
Depreciation expenses			$ 183	$ 243